UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21485

Cohen & Steers Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK 118.5%
AUSTRALIA 8.6%
AIRPORTS 2.2%
Sydney Airport(a)	11,214,268	$41,114,847

MARINE PORTS 1.7%
Asciano Ltd.	5,987,930	32,567,203

PIPELINES—C-CORP 0.5%
APA Group	1,796,300	10,004,339

RAILWAYS 1.0%
Aurizon Holdings Ltd.(a)	4,290,800	18,733,517

TOLL ROADS 3.2%
Macquarie Atlas Roads Group	2,489,900	5,690,929
Transurban Group(a)	8,869,790	56,267,478
		61,958,407
TOTAL AUSTRALIA		164,378,313

BRAZIL 0.7%
ELECTRIC—INTEGRATED ELECTRIC
Light SA	1,520,800	12,989,552

CANADA 6.7%
ELECTRIC—INTEGRATED ELECTRIC 0.3%
TransAlta Renewables	531,500	5,299,262

MARINE PORTS 0.8%
Westshore Terminals Investment Corp.	520,636	15,658,758

PIPELINES—C-CORP 5.6%
AltaGas Ltd.	146,559	5,208,994
Enbridge(a)	1,436,164	59,981,336
TransCanada Corp.(a)	973,700	42,774,550
		107,964,880
TOTAL CANADA		128,922,900

CHINA 1.4%
ELECTRIC—INTEGRATED ELECTRIC 0.4%
Huadian Power International Corp. Ltd., Class H (HKD)	19,467,400	7,781,037

GAS DISTRIBUTION 0.6%
Towngas China Co., Ltd. (Cayman Islands) (HKD)	11,984,000	10,893,281

TOLL ROADS 0.4%
Zhejiang Expressway Co., Ltd., Class H (HKD)	8,450,000	7,811,666
TOTAL CHINA		26,485,984

	Number of Shares	Value
FRANCE 12.4%
AIRPORTS 1.7%
Aeroports de Paris	314,400	$32,916,767

COMMUNICATIONS—SATELLITES 1.3%
Eutelsat Communications(a)	784,755	24,810,905

ELECTRIC—INTEGRATED ELECTRIC 2.5%
GDF Suez(a)	1,879,144	47,208,669

TOLL ROADS 5.5%
Vinci SA(a)	1,830,847	106,430,769

WATER 1.4%
Veolia Environnement(a)	1,543,890	26,369,235
TOTAL FRANCE		237,736,345

GERMANY 2.3%
AIRPORTS 0.3%
Fraport AG	95,616	6,710,893

ELECTRIC—INTEGRATED ELECTRIC 2.0%
E.ON AG(a)	1,767,900	31,450,912
RWE AG(a)	180,900	6,152,528
		37,603,440
TOTAL GERMANY		44,314,333

HONG KONG 0.9%
ELECTRIC—REGULATED ELECTRIC 0.6%
Cheung Kong Infrastructure Holdings Ltd. (Bermuda)(a)	1,683,000	11,674,390

GAS DISTRIBUTION 0.3%
Hong Kong and China Gas Co., Ltd.	2,071,300	4,961,997
TOTAL HONG KONG		16,636,387

ITALY 4.9%
ELECTRIC 1.3%
INTEGRATED ELECTRIC 0.9%
Enel S.p.A., (FRN)(a)	4,367,400	16,732,700

REGULATED ELECTRIC 0.4%
Terna Rete Elettrica Nazionale S.p.A.(a)	1,796,700	8,108,703
TOTAL ELECTRIC		24,841,403

GAS DISTRIBUTION 1.3%
Snam S.p.A.(a)	4,984,900	25,248,878

	Number of Shares	Value
TOLL ROADS 2.3%
Atlantia S.p.A.(a)	2,182,390	$44,375,283
TOTAL ITALY		94,465,564

JAPAN 9.9%
GAS DISTRIBUTION 1.8%
Osaka Gas Co., Ltd.	8,136,214	34,599,292

RAILWAYS 8.1%
Central Japan Railway Co.(a)	433,400	55,467,440
East Japan Railway Co.(a)	599,100	51,441,111
West Japan Railway Co.(a)	1,109,300	47,455,176
		154,363,727
TOTAL JAPAN		188,963,019

LUXEMBOURG 2.1%
COMMUNICATIONS—SATELLITES
SES SA(a)	1,427,600	40,847,615

MEXICO 1.3%
AIRPORTS 0.4%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	1,566,300	8,017,273

TOLL ROADS 0.9%
OHL Mexico SAB de CV(c)	6,465,429	17,016,237
TOTAL MEXICO		25,033,510

NEW ZEALAND 0.8%
AIRPORTS
Auckland International Airport Ltd.(a)	5,293,013	14,573,116

PORTUGAL 1.4%
ELECTRIC—INTEGRATED ELECTRIC
Energias de Portugal SA	7,306,421	26,688,136

SPAIN 6.9%
ELECTRIC—INTEGRATED ELECTRIC 1.1%
Iberdrola SA	3,674,800	21,352,399

GAS DISTRIBUTION 0.3%
Enagas SA(a)	231,700	5,678,245

TOLL ROADS 5.5%
Abertis Infraestructuras SA(a)	3,182,532	61,848,362

	Number of Shares	Value
Ferrovial SA	2,459,800	$44,225,685
		106,074,047
TOTAL SPAIN		133,104,691

SWITZERLAND 1.0%
AIRPORTS
Flughafen Zuerich AG	35,862	18,905,522

UNITED KINGDOM 5.0%
COMMUNICATIONS—SATELLITES 0.6%
Inmarsat PLC (USD)	908,300	10,425,474

ELECTRIC 4.0%
INTEGRATED ELECTRIC 1.6%
SSE PLC(a)	1,327,840	31,685,716

REGULATED ELECTRIC 2.4%
National Grid PLC(a)	3,833,379	45,333,815
TOTAL ELECTRIC		77,019,531

WATER 0.4%
United Utilities Group PLC(a)	720,480	8,059,726
TOTAL UNITED KINGDOM		95,504,731

UNITED STATES 52.2%
COMMUNICATIONS 17.1%
TELECOMMUNICATIONS 1.6%
AT&T(a),(b)	542,100	18,333,822
Verizon Communications(a),(b)	256,300	11,958,958
		30,292,780
TOWERS 15.5%
American Tower Corp.(a),(b)	1,614,350	119,671,766
Crown Castle International Corp.(a),(b),(c)	1,524,600	111,341,538
SBA Communications Corp., Class A(a),(b),(c)	829,100	66,709,386
		297,722,690
TOTAL COMMUNICATIONS		328,015,470

ELECTRIC 14.7%
INTEGRATED ELECTRIC 9.5%
Dominion Resources VA	1,024,900	64,035,752
Exelon Corp.(a),(b)	841,400	24,939,096
NextEra Energy(a),(b)	764,900	61,314,384
NRG Yield., Class A(a),(c)	204,025	6,179,917
Pattern Energy Group(c)	122,033	2,855,572

	Number of Shares	Value
PPL Corp.(a),(b)	706,028	$21,449,131
		180,773,852
REGULATED ELECTRIC 5.2%
CenterPoint Energy(a),(b)	925,946	22,194,926
Duke Energy Corp.(a),(b)	429,311	28,669,388
PG&E Corp.(a),(b)	951,207	38,923,390
Wisconsin Energy Corp.(a),(b)	244,807	9,885,307
		99,673,011
TOTAL ELECTRIC		280,446,863

GAS DISTRIBUTION 3.1%
Atmos Energy Corp.(a),(b)	324,195	13,807,465
Sempra Energy(a),(b)	527,000	45,111,200
		58,918,665
PIPELINES 15.7%
PIPELINES—C-CORP 2.2%
SemGroup Corp., Class A(a),(b)	240,500	13,713,310
Williams Cos. (The)(a),(b)	780,791	28,389,561
		42,102,871
PIPELINES—MLP 13.1%
Access Midstream Partners LP	358,600	17,323,966
Energy Transfer Equity LP	195,780	12,878,409
Enterprise Products Partners LP	591,506	36,105,526
EQT Midstream Partners LP	445,647	21,939,202
Golar LNG Partners LP (Marshall Islands)	363,176	11,803,220
MarkWest Energy Partners LP(a)	789,243	57,007,022
MPLX LP	631,700	23,019,148
NGL Energy Partners LP	425,000	13,107,000
Oiltanking Partners LP	280,589	14,382,992
PVR Partners LP	239,300	5,532,616
QEP Midstream Partners LP(c)	316,899	7,174,593
Rose Rock Midstream LP	336,714	10,758,012
Tallgrass Energy Partners LP	394,800	9,198,840
USA Compression Partners LP	484,300	11,536,026
		251,766,572
PIPELINES—OTHER 0.4%
CorEnergy Infrastructure Trust(a)	957,067	6,699,469
TOTAL PIPELINES		300,568,912

	Number of Shares	Value
SHIPPING 0.5%
GasLog Ltd. (Bermuda)	85	$1,269
Teekay Corp. (Marshall Islands)	227,388	9,720,837
		9,722,106
WATER 1.1%
American Water Works Co.(a),(b)	529,440	21,855,283
TOTAL UNITED STATES		999,527,299
TOTAL COMMON STOCK (Identified cost—$1,776,239,579)		2,269,077,017

PREFERRED SECURITIES—$25 PAR VALUE 6.4%
BERMUDA 0.2%
INSURANCE—REINSURANCE—FOREIGN
Montpelier Re Holdings Ltd., 8.875% (USD)	148,333	3,856,658

HONG KONG 0.5%
TRANSPORT—MARINE
Seaspan Corp., 9.50%, Series C (USD)(a)	335,776	9,099,529

MARSHALL ISLANDS 0.2%
TRANSPORT—MARINE
Teekay Offshore Partners LP, 7.25%, Series A (USD)	200,000	4,938,000

NETHERLANDS 0.6%
INSURANCE—MULTI-LINE—FOREIGN
ING Groep N.V., 7.375% (USD)(a),(b)	450,000	11,254,500

UNITED KINGDOM 0.5%
BANKS—FOREIGN 0.4%
National Westminster Bank PLC, 7.76%, Series C (USD)(a),(b)	284,091	7,119,320
Royal Bank of Scotland Group PLC, 6.60%, Series S (USD)(a)	40,751	873,294
		7,992,614
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN 0.1%
Aviva PLC, 8.25%, due 12/1/41 (USD)	53,537	1,482,440
		9,475,054
UNITED STATES 4.4%
BANKS 1.6%
Ally Financial, 7.25%, due 2/7/33(a)	209,568	5,279,018
CoBank ACB, 6.25%, 144A ($100 Par Value)(a),(d)	52,500	5,015,393
Countrywide Capital IV, 6.75%, due 4/1/33(a)	241,288	6,008,071

	Number of Shares	Value
Countrywide Capital V, 7.00%, due 11/1/36(a)	250,000	$6,305,000
Goldman Sachs Group/The, 5.50%, Series J(a)	120,799	2,710,730
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)(a)	3,000	3,720,000
Zions Bancorp, 7.90%, Series F(a)	79,006	2,174,245
		31,212,457
ELECTRIC—INTEGRATED 0.2%
Integrys Energy Group, 6.00%, due 8/1/73	107,725	2,619,872

INSURANCE 0.7%
LIFE/HEALTH INSURANCE 0.2%
Principal Financial Group, 6.518%, Series B (FRN)(a)	150,000	3,730,500

MULTI-LINE 0.3%
Hanover Insurance Group/The, 6.35%, due 3/30/53	91,600	1,992,300
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	150,000	4,218,000
		6,210,300
REINSURANCE 0.2%
Reinsurance Group of America, 6.20%, due 9/15/42(a)	129,190	3,188,409
TOTAL INSURANCE		13,129,209

INTEGRATED TELECOMMUNICATIONS SERVICES 0.9%
Qwest Corp., 6.125%, due 6/1/53(a)	445,675	9,430,483
Qwest Corp., 7.375%, due 6/1/51(a)	204,636	5,124,086
United States Cellular Corp., 6.95%, due 5/15/60(a)	109,644	2,648,999
		17,203,568
PIPELINES 0.2%
NuStar Logistics LP, 7.625%, due 1/15/43	178,431	4,503,598

REAL ESTATE—DIVERSIFIED 0.8%
Coresite Realty Corp., 7.25%, Series A(a)	99,000	2,361,150
Duke Realty Corp., 6.50%, Series K(a)	100,900	2,386,285
Forest City Enterprises, 7.375%, due 2/1/34(a)	259,975	6,592,966
Retail Properties of America, 7.00%(a)	99,400	2,263,338
Saul Centers, 6.875%, Series C(a)	79,140	1,855,042
		15,458,781
TOTAL UNITED STATES		84,127,485
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$118,899,826)		122,751,226

	Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 14.5%
AUSTRALIA 0.3%
OIL & GAS EXPLORATION & PRODUCTION
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (EUR)	4,500,000	$6,376,999

BELGIUM 0.2%
BANKS—FOREIGN
KBC Bank NV, 8.00%, due 1/25/23 (USD)	4,000,000	4,080,000

BERMUDA 0.5%
INSURANCE—REINSURANCE—FOREIGN
Catlin Insurance Co., 7.249%, 144A (USD)(a),(b),(d)	9,000,000	9,247,500

BRAZIL 0.1%
BANKS—FOREIGN
Banco do Brasil SA/Cayman, 9.25%, 144A (USD)(a),(d)	2,600,000	2,769,000

FRANCE 1.5%
BANKS—FOREIGN 0.7%
BNP Paribas, 7.195%, 144A (USD)(d)	3,000,000	3,026,250
BPCE SA, 9.00%, (EUR)	3,000,000	4,317,893
Credit Agricole SA, 8.125%, due 9/19/33, 144A (USD)(d)	5,000,000	4,981,250
		12,325,393
INSURANCE 0.8%
LIFE/HEALTH INSURANCE 0.5%
CNP Assurances, 6.875% (USD)(a)	2,200,000	2,308,394
La Mondiale Vie, 7.625% (USD)	7,250,000	7,458,437
		9,766,831
MULTI-LINE—FOREIGN 0.3%
AXA SA, 8.60%, due 12/15/30 (USD)(a)	5,000,000	6,057,465
TOTAL INSURANCE		15,824,296
TOTAL FRANCE		28,149,689

GERMANY 0.5%
BANKS—FOREIGN
Commerzbank AG, 8.125%, due 9/19/23, 144A (USD)(d)	5,400,000	5,521,500
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (USD)(a),(d)	5,000,000	4,990,000
TOTAL GERMANY		10,511,500

IRELAND 0.1%
BANKS—FOREIGN
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN	1,200,000	1,717,092

	Number of Shares	Value
ITALY 0.4%
UTILITIES—ELECTRIC UTILITIES
Enel SpA, 8.75%, due 9/24/73, 144A (USD)(d)	7,135,000	$7,240,084

JAPAN 0.2%
INSURANCE—PROPERTY CASUALTY—FOREIGN
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (USD)(a),(b),(d)	3,000,000	3,307,500

NETHERLANDS 0.6%
BANKS—FOREIGN
Rabobank Nederland, 8.40% (USD)	4,000,000	4,350,000
Rabobank Nederland, 11.00%, 144A (USD)(a),(d)	5,120,000	6,699,213
		11,049,213
SPAIN 0.2%
BANKS—FOREIGN
Banco Bilbao Vizcaya Argentaria SA, 9.00% (USD)(e)	3,200,000	3,174,000

SWITZERLAND 0.6%
BANKS—FOREIGN 0.4%
Credit Suisse AG, 6.50%, due 8/8/23, 144A (USD)(d)	2,200,000	2,230,716
UBS AG, 7.625%, due 8/17/22 (USD)(a),(b)	5,000,000	5,536,855
		7,767,571
INSURANCE—REINSURANCE—FOREIGN 0.2%
Aquarius + Investments PLC, 8.25% (USD)	4,000,000	4,290,000
TOTAL SWITZERLAND		12,057,571

UNITED KINGDOM 2.0%
BANKS—FOREIGN 1.8%
Barclays Bank PLC, 7.625%, due 11/21/22(b)	2,500,000	2,484,375
Barclays Bank PLC, 7.75%, due 4/10/23 (USD)(a)	3,500,000	3,596,250
Barclays Bank PLC, 6.86%, 144A (USD)(a),(d)	4,500,000	4,623,750
HBOS Capital Funding LP, 6.85% (USD)	7,700,000	7,409,325
HSBC Capital Funding LP, 10.176%, 144A (USD)(d)	9,750,000	13,869,375
Royal Bank of Scotland Group PLC, 7.648% (USD)	3,014,000	3,119,490
		35,102,565
FINANCE 0.2%
Aberdeen Asset Management PLC, 7.00% (USD)(a)	2,617,000	2,662,798
TOTAL UNITED KINGDOM		37,765,363

	Number of Shares	Value
UNITED STATES 7.3%
BANKS 1.9%
Farm Credit Bank of Texas, 6.75%, 144A(d)	35,300	$3,545,444
Farm Credit Bank of Texas, 10.00%, Series I(a),(b)	7,000	8,415,312
Goldman Sachs Capital II, 4.00%, (FRN)(a)	5,500,000	4,042,500
JPMorgan Chase & Co., 7.90%, Series I(a),(b)	8,070,000	8,764,375
Wells Fargo & Co., 7.98%, Series K(a),(b)	10,250,000	11,326,250
		36,093,881
FINANCE—DIVERSIFIED FINANCIAL SERVICES 0.3%
General Electric Capital Corp., 7.125%, Series A(a)	5,000,000	5,458,505

FOOD 0.3%
Dairy Farmers of America, 7.875%, 144A(d),(f)	60,000	6,465,000

INSURANCE 1.7%
LIFE/HEALTH INSURANCE 0.9%
AIG Life Holdings, 7.57%, due 12/1/45, 144A(a),(d)	3,000,000	3,360,000
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(b),(d)	5,500,000	6,215,000
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(b),(d)	6,500,000	8,287,500
		17,862,500
MULTI-LINE 0.5%
American International Group, 8.175%, due 5/15/68, (FRN)(a)	8,420,000	9,897,710

PROPERTY CASUALTY 0.3%
Liberty Mutual Group, 7.80%, due 3/7/37, 144A(a),(d)	5,081,000	5,512,885
TOTAL INSURANCE		33,273,095

INTEGRATED TELECOMMUNICATIONS SERVICES 0.8%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(a),(d)	11,989	14,813,908

PIPELINES 1.5%
DCP Midstream LLC, 5.85%, due 5/21/43, 144A(a),(d)	4,912,000	4,519,040
El Paso LLC, 7.75%, due 1/15/32, Series GMTN(a)	3,000,000	3,081,858
El Paso LLC, 8.05%, due 10/15/30, Series GMTN	3,000,000	3,107,250
Enbridge Energy Partners LP, 8.05%, due 10/1/37	8,000,000	9,017,088
Enterprise Products Operating LP, 8.375%, due 8/1/66(a),(b)	8,430,000	9,310,514
		29,035,750
UTILITIES—MULTI-UTILITIES 0.8%
Dominion Resources, 7.50%, due 6/30/66, Series A(a),(b)	8,979,000	9,613,492
PPL Capital Funding, 6.70%, due 3/30/67, Series A(a)	4,994,000	5,097,805
		14,711,297
TOTAL UNITED STATES		139,851,436
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$250,972,621)		277,296,947

		Principal Amount	Value
CORPORATE BONDS—UNITED STATES 1.4%
INSURANCE—PROPERTY CASUALTY 0.3%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(d)		$5,100,000	$5,375,161
INTEGRATED TELECOMMUNICATIONS SERVICES 1.1%
Citizens Communications Co., 9.00%, due 8/15/31(a),(b)		12,450,000	12,263,250
Embarq Corp., 7.995%, due 6/1/36(a)		8,338,000	8,511,005
			20,774,255
TOTAL CORPORATE BONDS (Identified cost—$25,773,880)			26,149,416

		Number of Rights
RIGHTS—Spain 0.1%
TOLL ROADS
Abertis Infraestructuras SA(c)		3,182,532	3,095,647
TOTAL RIGHTS (Identified cost—$2,492,671)			3,095,647

		Number of Shares
SHORT-TERM INVESTMENTS 0.4%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(g)		3,706,174	3,706,174
Federated Government Obligations Fund, 0.01%(g)		3,706,268	3,706,268
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,412,442)			7,412,442
TOTAL INVESTMENTS (Identified cost—$2,181,791,019)	141.3%		2,705,782,695

LIABILITIES IN EXCESS OF OTHER ASSETS	(41.3)		(790,859,599)

NET ASSETS (Equivalent to $22.27 per share based on 85,968,253 shares of common stock outstanding)	100.0%		$1,914,923,096

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $1,649,120,544 in aggregate has been pledged as collateral.

(b) A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $730,658,471 in aggregate has been rehypothecated.

(c) Non-income producing security.

(d) Resale is restricted to qualified institutional investors. Aggregate holdings equal 6.9% of the net assets of the Fund, of which 0.3% are illiquid.

(e) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.2% of the net assets of the Fund.

(f) Illiquid security. Aggregate holdings equal 0.3% of the net assets of the Fund.

(g) Rate quoted represents the seven-day yield of the Fund.

Sector Summary	% of Managed Assets
Electric (Common)	20.4
Communications (Common)	14.9
Toll Roads (Common)	12.6
Pipelines (Common)	11.1
Railways (Common)	6.4
Gas Distribution (Common)	5.2
Airports (Common)	4.5
Pipelines—C-Corp (Common)	4.3
Banks—Foreign (Preferred)	3.5
Insurance (Preferred)	3.5
Banks (Preferred)	2.5
Water (Common)	2.1
Marine Ports (Common)	1.8
Pipelines (Preferred)	1.2
Integrated Telecommunications Services (Preferred)	1.2
Utilities (Preferred)	0.8
Integrated Telecommunications Services (Corporate Bonds)	0.8
Other	0.6
Real Estate (Preferred)	0.6
Transport—Marine (Preferred)	0.5
Shipping (Common)	0.4
Finance (Preferred)	0.3
Food (Preferred)	0.2
Oil & Gas Exploration & Production (Preferred)	0.2
Insurance (Corporate Bonds)	0.2
Toll Roads (Preferred)	0.1
Electric—Integrated (Preferred)	0.1

100.0

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  As of September 30, 2013, there were $912,807,889 of securities transferred between Level 1 and Level 2, which resulted from the Fund not utilizing foreign equity fair value pricing procedures as of September 30, 2013.

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(a)
Common Stock	$2,269,077,017	$2,269,077,017	$—	$—
Preferred Securities - $25 Par Value - United States	84,127,485	79,112,092	5,015,393	—
Preferred Securities - $25 Par Value - Other Countries	38,623,741	38,623,741	—	—
Preferred Securities - Capital Securities - Belgium	4,080,000	—	—	4,080,000	(b)
Preferred Securities - Capital Securities - France	28,149,689	—	20,691,252	7,458,437	(b)
Preferred Securities - Capital Securities - Spain	3,174,000	—	—	3,174,000	(b)
Preferred Securities - Capital Securities - Other Countries	241,893,258	—	241,893,258	—
Corporate Bonds	26,149,416	—	26,149,416	—
Rights - Spain	3,095,647		3,095,647
Money Market Funds	7,412,442	—	7,412,442	—
Total Investments(c)	$2,705,782,695	$2,386,812,850	$304,257,408	$14,712,437

(a) Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b) Valued utilizing independent broker quotes.

(c) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - Capital Securities - Belgium	Preferred Securities - Capital Securities - France	Preferred Securities - Capital Securities - Spain	Preferred Securities - Capital Securities - United States
Balance as of December 31, 2012	$15,091,563	$—	$—	$—	$15,091,563
Purchases	14,720,564	4,102,620	7,389,069	3,228,875	—
Amortization	(11,738)	(2,036)	(8,065)	(1,637)	—
Change in unrealized appreciation (depreciation)	(207,639)	(20,584)	77,433	(53,238)	(211,250)
Transfers out of Level 3(a)	(14,880,313)	—	—	—	(14,880,313)
Balance as of September 30, 2013	$14,712,437	$4,080,000	$7,458,437	$3,174,000	$—

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The change in unrealized appreciation/(depreciation) attributable to securities owned on September 30, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $3,612.

(a) As of December 31, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2013, the Fund used significant observable inputs in determining the value of the same investments.

Note 2.   Income Tax Information

As of September 30, 2013, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,181,791,019
Gross unrealized appreciation	$552,678,400
Gross unrealized depreciation	(28,686,724)
Net unrealized appreciation	$523,991,676

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 26, 2013